SEGMENT INFORMATION (Net sales by geographical area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Disclosure of geographical areas [line items]
Net sales	$ 2,750,816	$ 2,585,070
United States
Disclosure of geographical areas [line items]
Net sales	2,382,800	2,253,910
Canada
Disclosure of geographical areas [line items]
Net sales	131,025	118,955
Europe and other
Disclosure of geographical areas [line items]
Net sales	$ 236,991	$ 212,205